Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Financial risk Management [Line Items]
Implementation of forward looking information [Text Block]
Variable	Scenario	2018	2019	2020	2021	2022
GDP Growth	Central	1.2%	2.2%	2.7%	2.7%	2.8%
(Var.%)	Upside	2.7%	3.5%	3.6%	3.8%	3.8%
	Downside	0.4%	1.1%	1.3%	1.4%	1.5%

ComEx Growth	Central	8.2%	4.6%	4.4%	6.8%	6.9%
Index (Var.%)	Upside	11.8%	9.6%	10.2%	10.5%	10.6%
	Downside	4.1%	1.8%	2.5%	2.7%	2.8%

Commodities	Central	136.4	134.6	130.7	128.0	126.1
Price Index 2005	Upside	152.5	149.8	148.2	148.7	151.0
= 100	Downside	109.3	103.0	97.8	94.2	91.9

Interest Rate FED	Central	2.4%	3.0%	3.1%	3.6%	4.3%
(%)	Upside	2.1%	2.7%	2.8%	3.4%	4.0%
	Downside	2.6%	3.2%	3.3%	3.9%	4.5%

USD vs Global	Central	94.6	99.0	101.5	103.5	105.6
Currencies Index	Upside	90.6	95.0	97.5	99.5	101.6
1973 = 100	Downside	98.6	103.0	105.5	107.5	109.6

PMI Index	Central	51.0	50.5	50.4	50.3	50.1
	Upside	53.3	54.5	55.2	55.7	56.1
	Downside	50.1	48.9	48.4	48.0	47.7

Disclosure of liquidity risk [text block]
The following table shows the Bank’s liquid assets, by principal geographic area:

	December 31,
(in million of US$)	2018	2017

United States of America	1,650	612
Others O.E.C.D.countries	50	-
Latin America	6	7
Total	1,706	619

Disclosure of detailed information of assets and liabilities grouped by remaining maturity [Text Block]
The following table details the Banks’s future cash flows between assets and liabilities grouped by its remaining maturity with respect to the contractual maturity:

	December 31, 2018
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross Inflow (outflow)	Carrying amount

Assets
Cash and cash equivalents	1,745,671	-	-	-	-	1,745,671	1,745,652
Securities and other financial assets, net	14,870	5,152	21,702	69,802	13,993	125,519	123,598
Loans, net	1,873,995	1,434,229	972,201	1,611,558	19,785	5,911,768	5,702,258
Derivative financial instruments – assets	(2,104)	19	78	1,111	-	(896)	2,688
Total	3,632,432	1,439,400	993,981	1,682,471	33,778	7,782,062	7,574,196

Liabilities
Deposits	(2,515,096)	(291,804)	(184,360)	-	-	(2,991,260)	(2,982,976)
Securities sold under repurchase agreements	(11,604)	-	(28,873)	-	-	(40,477)	(39,767)
Borrowings and debt, net	(956,634)	(402,871)	(958,442)	(1,281,454)	(68,464)	(3,667,865)	(3,532,209)
Derivative financial instruments – liabilities	(4,421)	(8,516)	(3,946)	(8,634)	(3,260)	(28,777)	(34,043)
Total	(3,487,755)	(703,191)	(1,175,621)	(1,290,088)	(71,724)	(6,728,379)	(6,588,995)

Confirmed letters of credit	75,720	141,985	1,283	-	-	218,988	218,988
Stand-by letters of credit and guaranteed – commercial risk	75,273	31,107	73,176	200	-	179,756	179,756
Credit commitments	36,000	-	-	67,143	-	103,143	103,143
Total Contingencies	186,993	173,092	74,458	67,343	-	501,886	501,886
Net position	(42,316)	563,117	(256,098)	325,040	(37,946)	551,797	483,315

	December 31, 2017
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross Inflow (outflow)	Carrying amount

Assets
Cash and cash equivalents	672,048	-	-	-	-	672,048	672,048
Securities and other financial assets, net	2,431	7,556	4,009	79,398	-	93,394	95,484
Loans, net	2,007,222	1,293,249	1,081,319	1,176,532	21,387	5,579,709	5,448,788
Derivative financial instruments - assets	3,624	652	5,134	3,090	838	13,338	13,338
Total	2,685,325	1,301,457	1,090,462	1,259,020	22,225	6,358,489	6,229,658

Liabilities
Deposits	(2,331,137)	(310,128)	(199,423)	(102,107)	-	(2,942,795)	(2,937,105)
Securities sold under repurchase agreement	-	-	-	-	-	-	-
Borrowings and debt, net	(788,085)	(143,589)	(297,373)	(1,013,083)	(76,078)	(2,318,208)	(2,219,122)
Derivative financial instruments - liabilities	(4,421)	(8,516)	(3,946)	(8,634)	(3,260)	(28,777)	(34,943)
Total	(3,123,643)	(462,233)	(500,742)	(1,123,824)	(79,338)	(5,289,780)	(5,191,170)

Confirmed letters of credit	169,042	101,403	3,004	-	-	273,449	273,449
Stand-by letters of credit and guaranteed – commercial risk	18,687	72,080	77,952	257	-	168,976	168,976
Credit commitments	-	15,000	-	30,000	578	45,578	45,578
Total Contingencies	187,729	188,483	80,956	30,257	578	488,003	488,003
Net position	(626,047)	650,741	508,765	104,939	(57,691)	580,706	550,486

Summary quantitative data about entity's exposure to risk [text block]
The following summary table presents a sensitivity analysis of the effect on the Bank’s results of operations and equity derived from a reasonable variation in interest rates which its financial obligations are subject to, based on change in points.

	Change in interest rate	Effect on income	Effect on equity

December 31, 2018	+200 bps	5,881	(20,508)
	-200 bps	(5,298)	20,508

December 31, 2017	+200 bps	16,945	(19,025)
	-200 bps	(16,674)	19,025

Interest Rate Risk [Member]
Disclosure of Financial risk Management [Line Items]
Disclosure of market risk [text block]
The table below summarizes the Bank's exposure based on the terms of repricing of interest rates on financial assets and liabilities.

	December 31, 2018
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Total
Assets
Time deposits	50,000	-	-	-	-	50,000
Securities and other financial assets	12,833	3,279	20,181	64,673	6,157	107,124
Securities at FVOCI	-	-	7,743	7,898	6,157	21,798
Securities at amortized cost	12,833	3,279	12,439	56,775	-	85,326
Loans	4,002,558	1,259,088	331,875	177,301	7,602	5,778,424
Total assets	4,065,392	1,262,367	352,056	241,974	13,759	5,935,548

Liabilities
Deposits	(2,292,696)	(285,492)	(181,253)	-	-	(2,759,441)
Securities sold under repurchase agreements	(11,535)	-	(28,232)	-	-	(39,767)
Borrowings and debt	(2,827,219)	(142,799)	(78,572)	(409,541)	(60,315)	(3,518,446)
Total liabilities	(5,131,450)	(428,291)	(288,057)	(409,541)	(60,315)	(6,317,654)
Net effect of derivative financial instruments held for interest risk management	(139,362)	58,748	(159,500)	160,037	57,188	(22,889)
Total interest rate sensitivity	(1,205,420)	892,824	(95,500)	(7,530)	10,632	(404,995)

	December 31, 2017
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Total
Assets
Securities and other financial assets	706	281	7,056	77,821	-	85,864
Securities at FVOCI	6	2	57	17,746	-	17,811
Securities at amortized cost	700	279	6,999	60,075	-	68,053
Loans	4,067,639	952,542	301,334	173,550	10,593	5,505,658
Total assets	4,068,345	952,823	308,390	251,371	10,593	5,591,522

Liabilities
Deposits	(2,242,220)	(305,415)	(197,060)	(102,085)	-	(2,846,780)
Borrowings and debt	(1,585,145)	(2,538)	(85,232)	(482,814)	(55,838)	(2,211,567)
Total liabilities	(3,827,365)	(307,953)	(282,292)	(584,899)	(55,838)	(5,058,347)
Net effect of derivative financial instruments held for interest risk management	(114,739)	(134,540)	(193,623)	344,683	60,050	(38,169)
Total interest rate sensitivity	126,241	510,330	(167,525)	11,155	14,805	495,006

Currency risk [member]
Disclosure of Financial risk Management [Line Items]
Disclosure of market risk [text block]
The following table details the maximum to foreign currency, where all assets and liabilities are presented based on their book value, except for derivatives, which are included within other assets and other liabilities at fair value.

	(In US dollar thousands)
	Brazilian Real	European Euro	Japanese Yen	Colombian Peso	Mexican Peso	Other currencies (1)	Total
Exchange rate	3.87	1.14	109.98	3,253.00	19.66	-	-

Assets
Cash and cash equivalents	291	16	1	62	505	44	919
Loans	-	-	-	-	173,953	-	173,953
Total assets	291	16	1	62	174,458	44	174,872

Liabilities
Borrowings and debt	-	-	-	-	(173,577)	-	(173,577)
Total liabilities	-	-	-	-	(173,577)	-	(173,577)

Net currency position	291	16	1	62	881	44	1,295

(1)	It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles and Renminbi.

	December 31, 2017
	(In US dollar thousands)
	Brazilian Real	European Euro	Japanese Yen	Colombian Peso	Mexican Peso	Other currencies (1)	Total
Exchange rate	3.31	1.20	112.66	2,985.78	19.67	-	-

Assets
Cash and cash equivalents	87	2	4	91	369	75	628
Securities and other financial assets	168	-	-	-	-	-	168
Loans	-	-	-	-	143,182	-	143,182
Total assets	255	2	4	91	143,551	75	143,978

Liabilities
Borrowings and debt	-	-	-	-	(143,661)	-	(143,661)
Total liabilities	-	-	-	-	(143,661)	-	(143,661)

Net currency position	255	2	4	91	(110)	75	317

(1)	It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles and Renminbi.